OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS:
Schedule related to other current assets

As at December 31,	2024 $	2023 $
Prepaid expenses	15,936	14,604
Income tax receivable	4,158	5,113
Other	339	106
Other current assets	20,433	19,823